Net Income Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net Income Per Share - Basic and Diluted (Table)

	For the six-month periods ended June 30,
BASIC AND DILUTED	2025	2024
Numerators
Company’s net income from continuing operations	$62,735	$17,925
Less:
General Partner’s interest in Company’s net income	—	113
Company’s net income allocable to unvested shares	—	80
Net income attributable to common shareholders	$62,735	$17,732
Denominators
Weighted average number of common shares outstanding, basic	58,718,005	54,851,934
Weighted average number of common shares outstanding, diluted	58,878,790	54,851,934
Net income per common share:
Basic and Diluted (in United States Dollars)	$1.07	$0.33